SUPPLEMENT TO THE PROSPECTUS
Supplement dated July 20, 2023, to the Prospectus dated September 28, 2022.

MFS® International Diversification Fund

Effective immediately, the following is added after the tables in the sub-sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and “Management of the Fund”:
Effective May 1, 2024, Camille Humphries Lee will no longer be a portfolio manager of the fund.

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